Segment information - Segmented Statement of Profit or Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total revenue and income	R$ 12,055,003	R$ 9,588,945	R$ 4,823,761
Cost of services	(2,982,758)	(2,669,752)	(1,713,828)
Administrative expenses	(1,188,869)	(1,121,357)	(813,341)
Selling expense	(1,698,275)	(1,511,241)	(1,012,544)
Financial expenses, net	(3,999,465)	(3,514,739)	(1,269,058)
Other income (expenses), net	(241,213)	(302,501)	(185,894)
Total expenses	(10,080,006)	(9,972,646)	(6,258,878)
Loss on investment in associates	(4,179)	(3,589)	(10,437)
Adjusted profit before income taxes	1,970,818	(387,290)	(1,445,554)
Income taxes and social contributions	(370,398)	(139,106)	68,206
Loss for the year	1,600,420	(526,396)	(1,377,348)
Financial Services
Disclosure of operating segments [line items]
Total revenue and income	10,495,422	8,083,548	4,090,995
Cost of services	(2,309,021)	(1,987,522)	(1,328,281)
Administrative expenses	(729,204)	(640,772)	(439,683)
Selling expense	(1,373,202)	(1,245,266)	(887,009)
Financial expenses, net	(3,902,800)	(3,426,148)	(1,209,830)
Other income (expenses), net	(383,150)	(296,785)	(171,185)
Total expenses	(8,697,377)	(7,596,493)	(4,035,988)
Loss on investment in associates	(4,608)	(409)	(941)
Adjusted profit before income taxes	1,793,437	486,646	54,066
Income taxes and social contributions	(356,803)	(124,857)	39,413
Loss for the year	1,436,634	361,789	93,479
Share-based compensation, net of tax		112,772	44,691
Bond expenses		80,559	118,560
Previously Reported Profit Loss		555,120	256,730
Software [Member]
Disclosure of operating segments [line items]
Total revenue and income	1,492,206	1,419,841	686,267
Cost of services	(670,878)	(670,154)	(370,854)
Administrative expenses	(290,494)	(314,267)	(180,819)
Selling expense	(304,448)	(245,071)	(114,591)
Financial expenses, net	(50,383)	(56,176)	(36,936)
Other income (expenses), net	(25,652)	(18,267)	(10,016)
Total expenses	(1,341,855)	(1,303,935)	(713,216)
Loss on investment in associates	446	(1,355)	(48)
Adjusted profit before income taxes	150,797	114,551	(26,997)
Income taxes and social contributions	(36,953)	(49,811)	(7,061)
Loss for the year	113,844	64,740	(34,058)
Share-based compensation, net of tax		2,124	12
Bond expenses		0	0
Previously Reported Profit Loss		66,864	(34,046)
Non allocated
Disclosure of operating segments [line items]
Total revenue and income	67,375	85,555	46,499
Cost of services	(2,859)	(12,076)	(14,693)
Administrative expenses	(32,676)	(39,666)	(24,314)
Selling expense	(20,626)	(20,903)	(10,944)
Financial expenses, net	(930)	(1,067)	(58)
Other income (expenses), net	(481)	(24,659)	(3,878)
Total expenses	(57,572)	(98,371)	(53,887)
Loss on investment in associates	(17)	(1,825)	(9,448)
Adjusted profit before income taxes	9,786	(14,641)	(16,836)
Income taxes and social contributions	(2,768)	(1,352)	(2,557)
Loss for the year	R$ 7,018	(15,993)	(19,393)
Share-based compensation, net of tax		101	0
Bond expenses			0
Previously Reported Profit Loss		R$ (15,892)	R$ (19,393)